Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-based Compensation
STOCK-BASED COMPENSATION

The disclosures in this note apply to AEP only. The impact of AEP’s share-based compensation plans is insignificant to the financial statements of the Registrant Subsidiaries.

AEP’s long-term incentive plan available for eligible employees and directors, the Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP provides for a maximum of 10 million common shares to be available for grant to eligible employees and directors. As of December 31, 2015, 9,964,153 shares remained available for issuance under the 2015 LTIP plan. No new awards may be granted under the Prior Plan. To the extent the issuance of a share that is subject to an outstanding award under the Prior Plan, the issuance of that share will take place under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards and other stock-based awards. If a share is issued pursuant to a stock option or a stock appreciation right, it will reduce the aggregate amount authorized under the 2015 LTIP by 0.286 of a share. If a share is issued for any other award, it will reduce the aggregate amount authorized under the 2015 LTIP by one share. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Stock Options

AEP did not grant stock options in 2015, 2014 or 2013. AEP did have outstanding stock options from grants in earlier periods that were exercised in 2013.  As of December 31, 2015, AEP has no outstanding stock options.  AEP recorded compensation cost for stock options over the vesting period based on the fair value on the grant date.  The 2015 LTIP specifies a maximum contractual term of 10 years for stock options.

The total intrinsic value of options exercised is as follows:

	Years Ended December 31,
Stock Options	2015	2014	2013
	(in millions)
Intrinsic Value of Options Exercised (a)	$—	$—	$3.1

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015		2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	—	NA	—	NA	188.5	$30.17
Granted	—	NA	—	NA	—	NA
Exercised/Converted	—	NA	—	NA	(187.5)	30.18
Forfeited/Expired	—	NA	—	NA	(1.0)	27.95
Outstanding as of December 31,	—	NA	—	NA	—	NA

Options Exercisable as of December 31,	—	NA	—	NA	—	NA

NA Not applicable.

AEP includes the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Pursuant to the 2015 LTIP, AEP’s performance units are paid out in cash rather than AEP shares. For that reason, AEP’s performance units no longer reduce the aggregate share authorization. AEP’s performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period.  The number of performance units held at the end of the three year performance period is multiplied by the performance score to determine the actual number of performance units realized.  The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee.  Certain employees must satisfy stock ownership requirements. If those employees have not met their stock ownership requirements, their performance units are mandatorily deferred as AEP career shares.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP career shares are paid in cash after the participant’s termination of employment.  Amounts equivalent to cash dividends on both performance units and AEP career shares accrue as additional units.  Management records compensation cost for performance units over a three-year vesting period.  The liability for both the performance units and AEP career shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP career shares for the years ended December 31, 2015, 2014 and 2013 as follows:

	Years Ended December 31,
Performance Units	2015	2014	2013
Awarded Units (in thousands)	575.0	16.9	1,284.2
Weighted Average Unit Fair Value at Grant Date	$59.19	$49.73	$46.23
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2015	2014	2013
Awarded Units (in thousands)	103.6	98.9	100.9
Weighted Average Fair Value at Grant Date	$54.35	$53.35	$45.42
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s employment ends.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the Standard and Poor’s 500 Electric Utilities Index and (b) three-year cumulative earnings per share measured relative to a target approved by AEP’s Board of Directors.

The certified performance scores and units earned for the three-year periods ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Performance Units	2015	2014	2013
Certified Performance Score	176.3%	147.8%	118.8%
Performance Units Earned	1,202,107	889,697	749,219
Performance Units Mandatorily Deferred as AEP Career Shares	41,707	40,831	72,883
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	54,074	39,526	39,691
Performance Units to be Paid in Cash	1,106,326	809,340	636,645

The cash payouts for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2015	2014	2013
	(in millions)
Cash Payouts for Performance Units	$48.1	$29.3	$43.9
Cash Payouts for AEP Career Share Distributions	3.0	4.3	3.7

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends. Additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into a share of AEP common stock upon vesting, except for AEP’s officers subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash.  In 2014, there were no RSUs granted to Section 16 officers due to a change that deferred granting these and other awards until February 2015. For RSUs paid in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four Chief Executive Officer succession candidates as a retention incentive for these candidates.  These grants vested in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.

The HR Committee awarded RSUs, including additional units awarded as dividends, for the years ended December 31, 2015, 2014 and 2013 as follows:

	Years Ended December 31,
Restricted Stock Units	2015	2014	2013
Awarded Units (in thousands)	397.5	64.1	644.4
Weighted Average Grant Date Fair Value	$58.56	$50.36	$46.24

The total fair value and total intrinsic value of restricted stock units vested during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Restricted Stock Units	2015	2014	2013
	(in millions)
Fair Value of Restricted Stock Units Vested	$18.3	$18.7	$15.3
Intrinsic Value of Restricted Stock Units Vested (a)	24.2	24.9	20.4

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of AEP’s nonvested RSUs as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2015	783.0	$44.59
Granted	397.5	58.56
Vested	(425.4)	42.94
Forfeited	(33.8)	51.07
Nonvested as of December 31, 2015	721.3	52.48

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2015 was $41 million and the weighted average remaining contractual life was 1.9 years.

Other Stock-Based Plans

AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to Non-Employee Directors are fully vested upon grant date.  Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

The cash payouts for stock unit distributions for the years ended December 31, 2015, 2014 and 2013 were $1 million, $5 million and $2 million, respectively.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2015, 2014 and 2013 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2015	2014	2013
Awarded Units (in thousands)	24.9	25.4	32.7
Weighted Average Grant Date Fair Value	$55.46	$54.08	$45.81

Share-based Compensation Plans

Compensation cost for share-based payment arrangements, the actual tax benefit realized from the tax deductions for compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2015	2014	2013
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$63.8	$85.4	$56.4
Actual Tax Benefit Realized	22.3	29.9	19.7
Total Compensation Cost Capitalized	20.3	23.1	13.2

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

During the years ended December 31, 2015, 2014 and 2013, there were no significant modifications affecting any of the AEP’s share-based payment arrangements.

As of December 31, 2015, there was $72 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2015 LTIP and Prior Plan. Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance units and AEP career shares is adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.4 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2015	2014	2013
	(in millions)
Cash Received from Stock Options Exercised	$—	$—	$5.7
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised	—	—	1.0

AEP’s practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting.  Although management does not currently anticipate any changes to this practice, management is permitted to use treasury shares, shares acquired in the open market specifically for distribution under the 2015 LTIP and Prior Plan or any combination thereof for this purpose.  The number of new shares issued to fulfill vesting RSUs is generally reduced to offset AEP’s tax withholding obligation.